FINANCIAL LIABILITIES - Exchangeable and Class B Shares (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Exchangeable share liability, beginning			$ 4,466
Share issuance - BIPC exchangeable LP unit exchanges	$ 656	$ (103)	259	$ (276)
Exchangeable share liability, end	4,222		4,222		$ 4,466
Equity issued exchangeable shares (in shares)					3,200,000
Exchangeable shares issued, net of costs					$ 128
Exchangeable and class B Shares
Disclosure of financial liabilities [line items]
Exchangeable share liability, beginning			4,466	$ 2,221	2,221
Share issuance					1,776
Share issuance - BIPC exchangeable LP unit exchanges			15		23
Exchangeable share conversion, value			0		(1)
Share issuance - BIPC exchangeable LP unit exchanges			(259)		447
Exchangeable share liability, end	$ 4,222		$ 4,222		$ 4,466
Share capital | Exchangeable Shares
Disclosure of financial liabilities [line items]
Number of shares outstanding at beginning of period (in shares)			110,157,540	67,441,451	67,441,451
Share Issuance (in shares)					42,195,641
Share issuance, exchangeable share conversion (in shares)			317,595		556,997
Shares exchanged to units (in shares)			(6,332)		(36,549)
Remeasurement of liability, shares (in shares)			0		0
Number of shares outstanding at end of period (in shares)	110,468,803		110,468,803		110,157,540
Share capital | Class B Shares
Disclosure of financial liabilities [line items]
Number of shares outstanding at beginning of period (in shares)			2	2	2
Share Issuance (in shares)					0
Share issuance, exchangeable share conversion (in shares)			0		0
Shares exchanged to units (in shares)			0		0
Remeasurement of liability, shares (in shares)			0		0
Number of shares outstanding at end of period (in shares)	2		2		2